SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Harris Teeter Supermarkets, Inc. Retirement and Savings Plan
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

HARRIS TEETER SUPERMARKETS, INC. RETIREMENT AND SAVINGS PLAN

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EMPLOYER IDENTIFICATION NUMBER: 56-0905940

PLAN NUMBER: 003

December 31, 2025

(a)	(b)	(c)		(d)	(e)
		Description of Investment, including
	Identity of Issue, borrower,	maturity date, rate of interest,
	lessor, or similar party	collateral, par, or maturity value	Shares	Cost**	Current Value
FULLY BENEFIT-RESPONSIVE INVESTMENT CONTRACT, AT CONTRACT VALUE
*	T. Rowe Price Associates, Inc.	Stable Value Fund	69,433,338		$69,433,338
					$69,433,338
MUTUAL FUNDS
*	T. Rowe Price Associates, Inc.	Government Money I	1,596,107		$1,596,107
Total Mutual Funds					$1,596,107
COMMON COLLECTIVE TRUST FUNDS, AT FAIR VALUE
*	T. Rowe Price Associates, Inc.	Retirement Blend 2005	201,346		$3,177,238
*	T. Rowe Price Associates, Inc.	Retirement Blend 2010	290,282		4,690,958
*	T. Rowe Price Associates, Inc.	Retirement Blend 2015	762,145		12,567,771
*	T. Rowe Price Associates, Inc.	Retirement Blend 2020	2,737,175		46,176,149
*	T. Rowe Price Associates, Inc.	Retirement Blend 2025	6,479,527		113,521,310
*	T. Rowe Price Associates, Inc.	Retirement Blend 2030	10,032,532		185,200,542
*	T. Rowe Price Associates, Inc.	Retirement Blend 2035	9,057,519		177,346,219
*	T. Rowe Price Associates, Inc.	Retirement Blend 2040	8,185,012		168,283,839
*	T. Rowe Price Associates, Inc.	Retirement Blend 2045	7,087,132		150,955,908
*	T. Rowe Price Associates, Inc.	Retirement Blend 2050	4,646,015		99,703,487
*	T. Rowe Price Associates, Inc.	Retirement Blend 2055	4,814,067		103,550,579
*	T. Rowe Price Associates, Inc.	Retirement Blend 2060	2,667,991		60,403,322
*	T. Rowe Price Associates, Inc.	Retirement Blend 2065	2,365,481		43,240,996
	EARNEST	SMID Cap Core Class I Fund	1,051,447		18,452,903
	GMO	Quality R6 Fund	12,473,486		150,128,383
	Harding Loevner	International Equity Fund	1,628,585		20,764,461
	Loomis Sayles	Core Plus Fixed Income Fund	846,041		15,431,782
	State Street	Global All Cap Equity ex-US ID Fund	355,291		6,596,685
	State Street	SMMID Cap Index Class II Fund	318,685		6,614,629
	State Street	S&P 500 Index Fund	2,761,411		84,228,565
	State Street	US Bond Index Fund	546,601		6,307,773
		Total Common Collective Trust Funds			$1,477,343,499
		COMMON STOCK
*	The Kroger Co.	Kroger Shares	238,229		$14,884,550
		PARTICIPANT LOANS***
*	Participant Loans***	Interest rates ranging from 4.25% to 9.5%, maturing through September 2040.

					$36,933,468

					$1,600,190,962

*	Party-in-Interest to the Plan
**	Cost information omitted for participant directed investments.
***	The accompanying financial statements classify participant loans as notes receivable from participants.